Commitment and Contingencies - Additional Information (Detail) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Line Items]
Number of cities for leased offices			19
Operating leases, rent expense	$ 2.3	$ 2.1	$ 6.9	$ 6.7
Sublease, payments to be received	7.8		7.8
Unfunded capital commitments	60.9		60.9		$ 57.9
Carried interest, contingent repayment obligations	$ 92.8		$ 92.8
StepStone Group LP
Commitments and Contingencies Disclosure [Line Items]
Number of cities for leased offices					19
Operating leases, rent expense					$ 8.7	$ 7.0	$ 6.5
Sublease, payments to be received					8.9
Unfunded capital commitments					57.9	33.3
Carried interest, contingent repayment obligations					$ 73.8
StepStone Group LP | Office Equipment
Commitments and Contingencies Disclosure [Line Items]
Operating lease agreements expiring year					2022
Aggregate carrying value of outstanding capital leases					$ 0.2	$ 0.4